Schedule of Investments ─ NYLI MacKay Securitized Income ETF

July 31, 2025 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 94.8%
Collateralized Mortgage Obligations — 17.7%

Mortgage Securities — 17.7%
Agate Bay Mortgage Trust
Series 2015-5 B3, 3.573%, due 7/25/45(a)(b)	$33,521	$27,112
Alternative Loan Trust
Series 2005-IM1 A1, 5.067%, (1 Month CME SOFR + 0.71%), due 1/25/36(b)	130,514	118,223
Angel Oak Mortgage Trust
Series 2025-3 A1, 5.420%, due 3/25/70	610,494	607,937
Banc of America Alternative Loan Trust
Series 2005-11 1CB5, 5.500%, due 12/25/35	39,626	35,801
Banc of America Funding Trust
Series 2006-I 6A1, 4.845%, (1 Month CME SOFR + 0.49%), due 12/20/46(b)	31,382	27,849
Banc of America Mortgage Trust
Series 2005-A 2A3, 5.116%, due 2/25/35(a)(b)	16,328	15,839
BRAVO Residential Funding Trust
Series 2024-NQM8 A1A, 4.300%, due 8/1/53	276,459	269,294
Chase Mortgage Finance Trust
Series 2005-S3 A14, 5.500%, due 11/25/35	48,179	33,922
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2005-AA A2, 4.717%, (1 Month CME SOFR + 0.36%), due 1/25/36(b)	25,339	23,968
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1, 5.067%, (1 Month CME SOFR + 0.71%), due 5/25/35(b)	67,511	58,969
CIM Trust
Series 2021-J2 AIOS, 0.210%, due 4/25/51(a)(b)(c)	1,553,199	19,841
Series 2021-J3 A31, 2.500%, due 6/25/51(a)(b)	115,392	92,621
Series 2025-NR1 A1, 5.000%, due 6/25/64	278,010	271,615
Citigroup Mortgage Loan Trust
Series 2014-C B3, 4.250%, due 2/25/54(a)(b)	640,000	539,303
Connecticut Avenue Securities
Series 2025-R01 1B1, 6.050%, (1 Month SOFR + 1.70%), due 1/25/45(b)	410,000	409,106
Connecticut Avenue Securities Trust
Series 2019-HRP1 B1, 13.714%, (1 Month SOFR + 9.36%), due 11/25/39(b)	300,000	323,484
Series 2020-SBT1 1B1, 11.214%, (1 Month SOFR + 6.86%), due 2/25/40(b)	715,000	758,794
Series 2021-R03 1B2, 9.850%, (1 Month SOFR + 5.50%), due 12/25/41(b)	195,000	203,259
Series 2022-R01 1B2, 10.350%, (1 Month SOFR + 6.00%), due 12/25/41(b)	500,000	524,530
Series 2022-R02 2B2, 12.000%, (1 Month SOFR + 7.65%), due 1/25/42(b)	685,000	733,648
Series 2022-R03 1B2, 14.200%, (1 Month SOFR + 9.85%), due 3/25/42(b)	550,000	612,385
Series 2022-R08 1B1, 9.950%, (1 Month SOFR + 5.60%), due 7/25/42(b)	95,000	102,422
Series 2024-R02 1B1, 6.850%, (1 Month SOFR + 2.50%), due 2/25/44(b)	65,000	66,524
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Series 2024-R03 2M2, 6.300%, (1 Month SOFR + 1.95%), due 3/25/44(b)	$395,000	$398,207
Series 2024-R05 2B1, 6.350%, (1 Month SOFR + 2.00%), due 7/25/44(b)	500,000	501,853
CSMC
Series 2021-NQM2 A2, 1.384%, due 2/25/66(a)(b)	420,568	376,200
CSMC Trust
Series 2017-RPL1 B3, 2.972%, due 7/25/57(a)(b)	945,000	482,680
Flagstar Mortgage Trust
Series 2021-6INV A18, 2.500%, due 8/25/51(a)(b)	142,555	113,994
Series 2021-9INV A7, 2.500%, due 9/25/41(a)(b)	1,071,117	948,238
GS Mortage-Backed Securities Trust
Series 2020-PJ1 A1, 3.500%, due 5/25/50(a)(b)	321,017	286,303
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ4 A4, 2.500%, due 9/25/52(a)(b)	1,613,480	1,298,789
HarborView Mortgage Loan Trust
Series 2005-2 2A1A, 4.905%, (1 Month CME SOFR + 0.55%), due 5/19/35(b)	64,950	62,171
IndyMac INDX Mortgage Loan Trust
Series 2005-AR12 2A1A, 4.947%, (1 Month CME SOFR + 0.59%), due 7/25/35(b)	71,601	65,615
J.P. Morgan Mortgage Trust
Series 2019-8 A11, 5.317%, (1 Month CME SOFR + 0.96%), due 3/25/50(b)	11,848	11,223
Series 2021-11 A3, 2.500%, due 1/25/52(a)(b)	1,395,447	1,125,374
Series 2021-11 AX1, 0.220%, due 1/25/52(a)(b)(c)	10,915,174	141,883
Series 2021-12 A3, 2.500%, due 2/25/52(a)(b)	1,133,852	914,067
Series 2021-4 B1, 2.879%, due 8/25/51(a)(b)	953,353	765,820
Series 2022-1 A3, 2.500%, due 7/25/52(a)(b)	751,111	604,596
Series 2022-1 B3, 3.085%, due 7/25/52(a)(b)	483,981	386,410
Series 2024-INV1 A4, 6.000%, due 4/25/55(a)(b)	628,058	632,273
Series 2025-5MPR A1D, 5.500%, due 11/25/55	473,276	472,246
LOANDEPOT GMSR Master Trust
Series 2025-GT2 A, 3.150%, (1 Month CME SOFR + 3.15%), due 7/16/30(b)	520,000	519,997
Mello Mortgage Capital Acceptance
Series 2021-MTG1 A19, 2.500%, due 4/25/51(a)(b)	109,065	87,520
Merrill Lynch Mortgage Investors Trust
Series 2004-F B1, 5.531%, due 12/25/29(a)(b)	54,962	48,501
Mill City Mortgage Loan Trust
Series 2018-3 B2, 3.250%, due 8/25/58(a)(b)	553,819	418,216
Series 2018-4 B4, 3.070%, due 4/25/66(a)(b)	414,516	248,893

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Multifamily Connecticut Avenue Securities Trust
Series 2019-01 B10, 9.964%, (1 Month SOFR + 5.61%), due 10/25/49(b)	$435,000	$441,472
Series 2020-01 CE, 11.964%, (1 Month SOFR + 7.61%), due 3/25/50(b)	115,000	119,109
Series 2024-01 B1, 11.100%, (1 Month SOFR + 6.75%), due 7/25/54(b)	400,000	420,839
Series 2025-01 B1, 9.550%, (1 Month SOFR + 5.20%), due 5/25/55(b)	590,000	595,894
OBX Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a)(b)	32,903	30,603
Series 2022-J1 A14, 2.500%, due 2/25/52(a)(b)	83,581	66,914
Series 2024-NQM9 A1, 6.030%, due 1/25/64	954,740	960,777
Provident Funding Mortgage Trust
Series 2021-INV1 B2, 2.777%, due 8/25/51(a)(b)	602,180	498,613
RALI Trust
Series 2005-QO3 A1, 5.267%, (1 Month CME SOFR + 0.91%), due 10/25/45(b)	90,204	63,824
Series 2007-QO3 A1, 4.787%, (1 Month CME SOFR + 0.43%), due 3/25/47(b)	83,953	77,442
RCKT Mortgage Trust
Series 2021-5 A1, 2.500%, due 11/25/51(a)(b)	4,373,024	3,522,628
Sequoia Mortgage Trust
Series 2023-2 B2, 5.023%, due 3/25/53(a)(b)	425,373	394,379
Sequoia Mortgage Trust 2025-S1
Series 2025-S1 A7, 2.500%, due 9/25/54(a)(b)	500,000	323,409
STACR Trust
Series 2018-HRP1 B2, 16.214%, (1 Month SOFR + 11.86%), due 5/25/43(b)	525,061	636,143
Towd Point Mortgage Trust
Series 2017-4 B5, 3.658%, due 6/25/57(a)(b)	249,771	157,673
Series 2018-2 B5, 3.736%, due 3/25/58(a)(b)	1,216,969	516,895
Series 2019-1 B2, 3.788%, due 3/25/58(a)(b)	815,000	620,654
Series 2024-CES6 A2, 6.002%, due 11/25/64	265,000	267,290
UWM Mortgage Trust
Series 2021-INV5 A14, 3.000%, due 1/25/52(a)(b)	584,949	488,547
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR17 1A, 5.169%, (Federal Reserve US 12 mo. Cumulative Avg 1 yr. CMT + 1.20%), due 11/25/42(b)	21,882	20,891
Series 2004-AR12 A2B, 5.387%, (1 Month CME SOFR + 1.03%), due 10/25/44(b)	53,501	52,196
Series 2004-AR8 A1, 5.307%, (1 Month CME SOFR + 0.95%), due 6/25/44(b)	82,729	81,880
Series 2005-AR16 1A1, 4.685%, due 12/25/35(a)(b)	62,455	57,349
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Mortgage Securities (continued)
Series 2005-AR6 2A1A, 4.927%, (1 Month CME SOFR + 0.57%), due 4/25/45(b)	$50,843	$51,573
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-8 2CB3, 4.877%, (1 Month CME SOFR + 0.52%), due 10/25/35(b)	31,347	29,720
		27,284,229
Total Collateralized Mortgage Obligations

(Cost $27,320,220)		27,284,229

Commercial Asset-Backed Securities — 14.1%

Asset Backed Securities — 14.1%
Ally Bank Auto Credit-Linked Notes
Series 2024-B G, 11.395%, due 9/15/32	572,521	568,812
Avis Budget Rental Car Funding AESOP LLC
Series 2023-5A D, 7.350%, due 4/20/28	245,000	247,893
Series 2023-8A D, 7.520%, due 2/20/30	495,000	500,936
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 D, 7.100%, (1 Month SOFR + 2.75%), due 6/25/47(b)	59,298	60,426
Bridgecrest Lending Auto Securitization Trust
Series 2024-1 C, 5.650%, due 4/16/29	250,000	251,298
Series 2024-1 D, 6.030%, due 11/15/29	780,000	791,233
Series 2025-2 D, 5.620%, due 3/17/31	390,000	394,625
CarMax Auto Owner Trust
Series 2024-1 C, 5.470%, due 8/15/29	80,000	81,188
Series 2024-3 C, 5.280%, due 3/15/30	485,000	491,907
CarMax Select Receivables Trust
Series 2024-A D, 6.270%, due 12/16/30	365,000	374,066
Series 2025-A D, 5.860%, due 7/15/31	305,000	310,987
CF Hippolyta Issuer LLC
Series 2020-1 A1, 1.690%, due 7/15/60	454,223	389,613
Series 2020-1 A2, 1.990%, due 7/15/60	395,139	331,781
Series 2020-1 B1, 2.280%, due 7/15/60	422,742	325,366
Series 2021-1A B1, 1.980%, due 3/15/61	438,238	335,177
Citibank Credit Card Issuance Trust
Series 2018-A7 A7, 3.960%, due 10/13/30	300,000	297,190
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-1A A2, 6.000%, due 5/20/55	400,000	408,007
Dext ABS LLC
Series 2025-1 D, 5.650%, due 2/15/36	295,000	297,190
Drive Auto Receivables Trust
Series 2024-1 C, 5.430%, due 11/17/31	75,000	75,718
DT Auto Owner Trust
Series 2021-2A E, 2.970%, due 7/17/28	1,300,000	1,296,182
Series 2021-4A D, 1.990%, due 9/15/27	371,522	366,296
Exeter Automobile Receivables Trust
Series 2022-2A E, 6.340%, due 10/15/29	710,000	657,330
Series 2022-5A E, 10.450%, due 4/15/30	735,000	772,976

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
First Investors Auto Owner Trust
Series 2023-1A D, 7.740%, due 1/15/31	$285,000	$299,489
Flagship Credit Auto Trust
Series 2020-3 D, 2.500%, due 9/15/26	22,808	22,745
Series 2021-1 D, 1.270%, due 3/15/27	135,246	133,517
Series 2021-2 D, 1.590%, due 6/15/27	100,000	98,042
Series 2021-2 E, 3.160%, due 9/15/28	410,000	394,107
Series 2021-3 D, 1.650%, due 9/15/27	514,000	495,696
Series 2021-3 E, 3.320%, due 12/15/28	650,000	603,150
Series 2021-4 C, 1.960%, due 12/15/27	31,217	30,861
Series 2022-1 D, 3.640%, due 3/15/28	335,000	325,078
Series 2022-2 D, 5.800%, due 4/17/28	615,000	565,746
Series 2024-1 C, 5.790%, due 2/15/30	345,000	349,918
GLS Auto Receivables Issuer Trust
Series 2024-2A D, 6.190%, due 2/15/30	700,000	716,568
Series 2025-1A D, 5.610%, due 11/15/30	610,000	617,519
GMF Floorplan Owner Revolving Trust
Series 2023-2 A, 5.340%, due 6/15/30	100,000	102,580
Hertz Vehicle Financing III LLC
Series 2025-3A D, 8.550%, due 12/26/29	445,000	449,227
Hilton Grand Vacations Trust
Series 2019-AA B, 2.540%, due 7/25/33	25,488	25,107
Hyundai Auto Receivables Trust
Series 2024-B C, 5.290%, due 10/15/31	210,000	213,998
LAD Auto Receivables Trust
Series 2024-1A D, 6.150%, due 6/16/31	100,000	102,892
Series 2024-2A D, 6.370%, due 10/15/31	430,000	447,492
Series 2024-3A D, 5.180%, due 2/17/32	565,000	568,866
Long Beach Mortgage Loan Trust
Series 2004-3 M1, 5.322%, (1 Month CME SOFR + 0.97%), due 7/25/34(b)	101,636	100,265
Magnetite 50 Ltd., (Cayman Islands)
Series 2025-50A A1, 5.581%, (3 Month CME SOFR + 1.28%), due 7/25/38(b)	300,000	300,032
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	285,000	233,772
Series 2021-1 B1, 2.410%, due 10/20/61	525,000	409,632
Progress Residential Trust
Series 2025-SFR3 D, 3.390%, due 7/17/42	355,000	316,473
Series 2025-SFR4 C, 5.050%, due 8/19/42	440,000	432,960
QTS Issuer ABS I LLC
Series 2025-1A B, 5.928%, due 5/25/55	400,000	402,126
Regatta 30 Funding Ltd., (Cayman Islands)
Series 2024-4A B, 5.968%, (3 Month CME SOFR + 1.65%), due 1/25/38(b)	300,000	300,810
Regatta XI Funding Ltd., (Cayman Islands)
Series 2018-1A AR, 5.722%, (3 Month CME SOFR + 1.40%), due 7/17/37(b)	250,000	250,520
SoFi Consumer Loan Program Trust
Series 2025-1 B, 5.120%, due 2/27/34	370,000	371,892
Stifel SBA IO Trust
Series 2024-1A A2, 1.268%, due 6/25/50(a)(b)(c)	4,091,613	144,485
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)

Asset Backed Securities (continued)
Structured Asset Investment Loan Trust
Series 2004-8 A6, 5.267%, (1 Month CME SOFR + 0.91%), due 9/25/34(b)	$101,337	$97,856
Subway Funding LLC
Series 2024-1A A2I, 6.028%, due 7/30/54	352,338	356,750
Toyota Auto Loan Extended Note Trust
Series 2023-1A A, 4.930%, due 6/25/36	100,000	101,655
Tricon American Homes
Series 2020-SFR1 C, 2.249%, due 7/17/38	335,000	326,381
Series 2020-SFR1 D, 2.548%, due 7/17/38	460,000	448,766
Westlake Automobile Receivables Trust
Series 2024-3A D, 5.210%, due 4/15/30	400,000	400,394
Zayo Issuer LLC
Series 2025-1A B, 6.088%, due 3/20/55	470,000	474,643
		21,658,207
Total Commercial Asset-Backed Securities

(Cost $21,674,162)		21,658,207

Commercial Mortgage-Backed Securities — 17.0%

Mortgage Securities — 17.0%
1301 Trust 2025-AOA
Series 2025-1301 D, 6.430%, due 8/11/30(a)(b)	385,000	385,000
Bank
Series 2019-BN19 B, 3.647%, due 8/15/61	80,000	68,435
Series 2019-BN19 C, 4.026%, due 8/15/61(a)(b)	1,215,000	885,745
BANK
Series 2017-BNK4 C, 4.372%, due 5/15/50(a)(b)	90,000	79,177
Series 2017-BNK6 D, 3.100%, due 7/15/60	470,000	385,931
Series 2017-BNK7 C, 3.981%, due 9/15/60(a)(b)	440,000	393,540
Series 2019-BN20 C, 3.651%, due 9/15/62(a)(b)	100,000	78,232
Series 2020-BN25 D, 2.500%, due 1/15/63	395,000	302,507
Series 2022-BNK39 AS, 3.181%, due 2/15/55	705,000	623,465
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10 D, 3.000%, due 7/15/49	700,000	616,667
BBCMS Mortgage Trust
Series 2024-C24 AS, 5.867%, due 2/15/57	70,000	72,247
Benchmark Mortgage Trust
Series 2018-B1 C, 4.203%, due 1/15/51(a)(b)	649,000	522,838
Series 2018-B6 D, 3.087%, due 10/10/51(a)(b)	605,000	439,142
Series 2019-B11 A5, 3.542%, due 5/15/52	225,000	213,880

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Series 2019-B14 C, 3.763%, due 12/15/62(a)(b)	$485,000	$368,303
Series 2019-B15 C, 3.714%, due 12/15/72(a)(b)	70,000	55,694
Series 2019-B9 C, 4.971%, due 3/15/52(a)(b)	300,000	261,413
Series 2020-B16 D, 2.500%, due 2/15/53	545,000	399,063
Series 2020-B17 C, 3.371%, due 3/15/53(a)(b)	910,000	696,613
BF Mortgage Trust
Series 2019-NYT E, 7.139%, (1 Month CME SOFR + 2.80%), due 12/15/35(b)	465,000	419,883
BMO Mortgage Trust
Series 2022-C1 111A, 3.269%, due 2/17/55(a)(b)	550,000	498,683
BWAY Mortgage Trust
Series 2013-1515 C, 3.446%, due 3/10/33	285,000	259,920
BX Commercial Mortgage Trust
Series 2020-VIVA D, 3.549%, due 3/11/44(a)(b)	100,000	90,948
Series 2022-CSMO D, 8.679%, (1 Month CME SOFR + 4.34%), due 6/15/27(b)	100,000	101,125
Series 2024-BRBK D, 10.311%, (1 Month CME SOFR + 5.97%), due 10/15/41(b)	345,000	346,286
BX Trust
Series 2019-OC11 D, 3.944%, due 12/9/41(a)(b)	500,000	465,994
Series 2021-RISE C, 5.906%, (1 Month CME SOFR + 1.56%), due 11/15/36(b)	84,533	84,480
Series 2025-VLT7 E, 8.050%, (1 Month CME SOFR + 3.75%), due 7/15/44(b)	450,000	450,844
CAMB Commercial Mortgage Trust
Series 2021-CX2 D, 2.771%, due 11/10/46(a)(b)	600,000	462,638
CD Mortgage Trust
Series 2017-CD4 C, 4.350%, due 5/10/50(a)(b)	495,000	454,255
Citigroup Commercial Mortgage Trust
Series 2018-B2 D, 3.145%, due 3/10/51(a)(b)	1,070,000	809,638
COMM Mortgage Trust
Series 2012-CR3 C, 4.434%, due 10/15/45(a)(b)	500,000	457,505
Series 2014-UBS2 D, 4.753%, due 3/10/47(a)(b)	203,388	142,733
Series 2014-UBS4 A5, 3.694%, due 8/10/47	2,066	2,041
Series 2016-DC2 C, 4.680%, due 2/10/49(a)(b)	395,000	388,181
Series 2016-DC2 D, 3.930%, due 2/10/49(a)(b)	760,000	719,062
CONE Trust
Series 2024-DFW1 E, 8.230%, (1 Month CME SOFR + 3.89%), due 8/15/41(b)	500,000	496,277
CSAIL Commercial Mortgage Trust
Series 2015-C1 C, 3.831%, due 4/15/50(a)(b)	293,000	266,038
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Series 2018-C14 C, 4.877%, due 11/15/51(a)(b)	$375,000	$338,496
CSMC OA LLC
Series 2014-USA E, 4.373%, due 9/15/37	425,000	281,563
DBUBS Mortgage Trust
Series 2011-LC3A PM2, 5.098%, due 5/10/44(a)(b)	650,000	441,987
Freddie Mac Mscr Trust
Series 2021-MN3 M2, 8.350%, (1 Month SOFR + 4.00%), due 11/25/51(b)	545,000	564,085
Series 2024-MN8 M2, 8.600%, (1 Month SOFR + 4.25%), due 5/25/44(b)	430,000	449,648
Series 2025-MN10 B1, 9.269%, (1 Month SOFR + 4.95%), due 2/25/45(b)	445,000	448,317
Freddie Mac Multifamily Structured Credit Risk
Series 2024-MN9 B1, 10.350%, (1 Month SOFR + 6.00%), due 10/25/44(b)	405,000	418,175
Grace Trust
Series 2020-GRCE A, 2.347%, due 12/10/40	452,000	394,903
GS Mortgage Securities Corp. Trust
Series 2017-GPTX A, 2.856%, due 5/10/34	513,367	451,989
GS Mortgage Securities Trust
Series 2015-GC30 D, 3.384%, due 5/10/50	615,000	445,869
Series 2018-GS10 D, 3.000%, due 7/10/51	500,000	344,883
HILT COMMERCIAL MORTGAGE TRUST
Series 2024-ORL D, 7.531%, (1 Month CME SOFR + 3.19%), due 5/15/37(b)	100,000	99,875
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2022-NLP G, 8.867%, (1 Month CME SOFR + 4.52%), due 4/15/37(b)	458,851	421,005
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR4 AS, 4.290%, due 3/10/52	115,000	105,536
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7 D, 3.000%, SOFR, due 10/15/50	100,000	77,696
LSTAR Commercial Mortgage Trust
Series 2017-5 D, 4.666%, due 3/10/50(a)(b)	440,000	369,038
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22 AS, 3.561%, due 4/15/48	110,000	106,979
Series 2025-C35 AS, 5.970%, due 8/15/58	390,000	403,952
Morgan Stanley Capital I Trust
Series 2016-UBS9 C, 4.568%, due 3/15/49(a)(b)	500,000	443,753
Series 2018-H3 D, 3.000%, due 7/15/51	135,000	112,086
MSWF Commercial Mortgage Trust
Series 2023-2 AS, 6.491%, due 12/15/56(a)(b)	75,000	80,383

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)

Mortgage Securities (continued)
Natixis Commercial Mortgage Securities Trust
Series 2020-2PAC AMZ1, 3.500%, due 1/15/37(a)(b)	$425,000	$357,830
Series 2021-APPL A, 5.556%, (1 Month CME SOFR + 1.21%), due 8/15/38(b)	100,000	96,843
NCMF Trust
Series 2025-MFS D, 6.618%, due 6/10/33(a)(b)	375,000	378,266
ROCK Trust
Series 2024-CNTR E, 8.819%, due 11/13/41	790,000	831,001
SWCH Commercial Mortgage Trust
Series 2025-DATA A, 5.785%, (1 Month CME SOFR + 1.44%), due 2/15/42(b)	320,000	318,400
UBS Commercial Mortgage Trust
Series 2018-C9 C, 4.944%, due 3/15/51(a)(b)	330,000	222,491
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B, 3.649%, due 3/10/46(a)(b)	490,061	469,291
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5 D, 4.953%, due 1/15/59(a)(b)	469,000	428,854
Series 2016-NXS6 D, 3.059%, due 11/15/49	555,000	490,121
Series 2017-C38 C, 3.903%, due 7/15/50(a)(b)	320,000	294,592
Series 2018-C44 D, 3.000%, due 5/15/51	710,000	533,101
Series 2019-C51 AS, 3.584%, due 6/15/52	116,000	105,562
Series 2019-C51 C, 4.289%, due 6/15/52(a)(b)	445,000	368,202
Series 2022-ONL E, 4.928%, due 12/15/39(a)(b)	350,000	308,219
WP Glimcher Mall Trust
Series 2015-WPG C, 3.516%, due 6/5/35(a)(b)	450,000	416,245
		26,183,659
Total Commercial Mortgage-Backed Securities

(Cost $25,568,596)		26,183,659

U.S. Government & Federal Agencies — 46.0%

Mortgage Securities — 46.0%
Fannie Mae Interest Strip
Series 2022-426 C32, 1.500%, due 2/25/52(c)	175,834	16,730
Series 2023-438 C34, 6.000%, due 8/25/53(c)	769,673	185,679
Series 2024-440 C46, 4.000%, due 10/25/53(c)	1,339,357	294,128
Fannie Mae Pool
Series 2018-BK4772, 4.000%, due 8/1/48	23,169	21,741
Series 2018-BN0340, 4.500%, due 12/1/48	12,414	11,974
Series 2018-CA2056, 4.500%, due 7/1/48	56,375	54,451
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2018-CA2960, 4.500%, due 1/1/49	$28,973	$27,918
Series 2020-FM3129, 3.000%, due 5/1/50	85,152	73,742
Series 2020-FM3889, 3.000%, due 7/1/50	28,082	24,332
Series 2020-FM5299, 3.500%, due 11/1/50	22,379	20,075
Series 2021-FM7418, 2.500%, due 6/1/51	133,898	111,265
Series 2021-MA4438, 2.500%, due 10/1/51	2,749,619	2,261,212
Series 2021-MA4492, 2.000%, due 12/1/51	3,986,618	3,126,562
Series 2022-BU1417, 3.000%, due 1/1/52	99,836	85,624
Series 2022-MA4562, 2.000%, due 3/1/52	1,638,907	1,286,719
Series 2022-MA4624, 3.000%, due 6/1/52	641,177	549,698
Series 2022-MA4626, 4.000%, due 6/1/52	2,129,326	1,968,024
Series 2022-MA4806, 5.000%, due 11/1/52	423,269	414,745
Series 2023-FS3603, 5.500%, due 8/1/53	48,246	48,335
Series 2023-FS3904, 5.000%, due 3/1/53	22,247	21,745
Series 2023-FS5641, 6.000%, due 8/1/53	100,900	103,231
Series 2023-FS5758, 6.000%, due 9/1/53	53,503	54,704
Series 2023-FS6211, 6.000%, due 11/1/53	129,224	131,473
Series 2023-MA4918, 5.000%, due 2/1/53	1,464,695	1,430,439
Series 2023-MA4919, 5.500%, due 2/1/53	1,581,638	1,577,039
Series 2023-MA4940, 5.000%, due 3/1/53	1,538,113	1,503,662
Series 2023-MA5009, 5.000%, due 5/1/53	2,092,119	2,043,783
Series 2023-MA5020, 5.000%, due 5/1/43	709,751	705,014
Series 2023-MA5139, 6.000%, due 9/1/53	1,174,864	1,194,079
Series 2024-FS7587, 5.500%, due 4/1/54	71,122	71,096
Series 2024-FS8105, 2.000%, due 10/1/52	5,384,246	4,217,077
Series 2024-FS8206, 5.500%, due 6/1/54	552,804	553,639
Series 2024-FS9453, 4.500%, due 8/1/53	288,412	274,099
Series 2024-MA5353, 5.500%, due 5/1/54	1,698,011	1,690,536
Series 2025-FA1540, 6.000%, due 12/1/54	400,186	406,362
Series 2025-FA2250, 3.000%, due 7/1/52	875,000	750,250
Series 2025-MA5711, 5.000%, due 5/1/40	330,159	331,114

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Fannie Mae REMICS
Series 2016-19 SD, 1.636%, (1 Month SOFR + 5.99%), due 4/25/46(b)(c)	$125,284	$10,372
Series 2016-57 SN, 1.586%, (1 Month SOFR + 5.94%), due 6/25/46(b)(c)	61,630	6,344
Series 2019-32 SB, 1.586%, (1 Month SOFR + 5.94%), due 6/25/49(b)(c)	51,748	5,766
Series 2019-77 LZ, 3.000%, due 1/25/50	182,758	158,755
Series 2020-23 PS, 1.586%, (1 Month SOFR + 5.94%), due 2/25/50(b)(c)	68,149	8,445
Series 2020-63 B, 1.250%, due 9/25/50	8,048	6,093
Series 2021-12 GC, 3.500%, due 7/25/50	82,542	74,377
Series 2021-3 TI, 2.500%, due 2/25/51(c)	1,087,616	199,776
Series 2021-34 MI, 2.500%, due 3/25/51(c)	822,844	115,664
Series 2021-8 ID, 3.500%, due 3/25/51(c)	938,862	200,891
Series 2021-85 BI, 3.000%, due 12/25/51(c)	304,869	54,840
Series 2021-91 HI, 3.000%, due 1/25/52(c)	103,982	12,013
Series 2022-10 SA, 1.400%, (1 Month SOFR + 5.75%), due 2/25/52(b)(c)	633,209	71,116
Series 2024-48 SB, 1.550%, (1 Month SOFR + 5.90%), due 7/25/54(b)(c)	2,423,201	149,945
Series 2024-78 EV, 5.500%, due 10/25/35	441,001	445,617
Freddie Mac Gold Pool
Series 2018-G08831, 4.000%, due 8/1/48	11,716	11,012
Freddie Mac Pool
Series 2019-QA1451, 3.000%, due 8/1/49	13,785	11,951
Series 2019-RA1780, 4.500%, due 11/1/49	33,454	32,496
Series 2021-RA4934, 3.000%, due 3/1/51	997,519	855,288
Series 2021-SD8146, 2.000%, due 5/1/51	732,424	576,449
Series 2021-SD8166, 2.000%, due 9/1/51	760,913	597,572
Series 2022-QD8143, 2.000%, due 3/1/52	89,530	70,186
Series 2022-RA6622, 2.500%, due 1/1/52	202,001	167,547
Series 2022-RA7122, 3.500%, due 4/1/52	726,142	653,457
Series 2022-SD8199, 2.000%, due 3/1/52	1,247,607	979,504
Series 2022-SD8220, 3.000%, due 6/1/52	454,646	389,308
Series 2022-SD8243, 3.500%, due 9/1/52	2,168,604	1,940,052
Series 2022-SD8256, 4.000%, due 10/1/52	535,561	494,905
Series 2022-SD8266, 4.500%, due 11/1/52	1,506,490	1,431,731
Series 2022-SD8277, 5.500%, due 12/1/52	568,021	568,152
Series 2022-SD8290, 6.000%, due 1/1/53	1,035,835	1,053,505
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2023-SD3392, 5.500%, due 7/1/53	$38,707	$38,778
Series 2023-SD3770, 2.500%, due 3/1/52	526,586	437,004
Series 2023-SD3960, 6.000%, due 10/1/53	277,829	283,073
Series 2023-SD4026, 6.000%, due 10/1/53	84,046	85,867
Series 2023-SD4268, 6.000%, due 11/1/53	126,187	128,489
Series 2023-SD8325, 6.000%, due 5/1/53	909,932	924,186
Series 2023-SD8329, 5.000%, due 6/1/53	533,642	520,444
Series 2023-SD8342, 5.500%, due 7/1/53	1,966,542	1,960,732
Series 2023-SD8369, 6.500%, due 10/1/53	30,821	31,815
Series 2024-SD4958, 2.000%, due 6/1/52	3,625,251	2,841,693
Series 2024-SD5040, 5.500%, due 3/1/54	64,465	64,448
Series 2024-SD6766, 5.500%, due 11/1/54	1,237,895	1,232,350
Series 2024-SD6871, 5.500%, due 11/1/54	739,057	738,623
Series 2024-SD8407, 5.000%, due 3/1/54	211,081	205,688
Series 2025-RR0009, 5.000%, due 7/1/40	366,349	367,409
Series 2025-SB8384, 5.000%, due 5/1/40	288,704	289,539
Series 2025-SL0927, 6.000%, due 9/1/54	1,070,418	1,093,034
Series 2025-SL1570, 6.000%, due 7/1/55	591,898	600,273
Freddie Mac REMICS
Series 2020-4993 KS, 1.586%, (1 Month SOFR + 5.94%), due 7/25/50(b)(c)	141,682	17,995
Series 2020-4994 TS, 1.636%, (1 Month SOFR + 5.99%), due 7/25/50(b)(c)	1,437,714	182,495
Series 2020-5021 SA, (1 Month SOFR + 3.55%), due 10/25/50(b)(c)	912,605	22,109
Series 2020-5036 IO, 3.500%, due 11/25/50(c)	704,553	152,315
Series 2020-5040 IO, 3.500%, due 11/25/50(c)	54,203	10,074
Series 2020-5041 JE, 1.250%, due 3/25/49	78,362	62,930
Series 2021-5070 PI, 3.000%, due 8/25/50(c)	63,592	11,769
Series 2021-5092 XA, 1.000%, due 1/15/41	100,920	86,465
Series 2021-5094 IP, 3.000%, due 4/25/51(c)	501,707	80,874
Series 2021-5152 BI, 3.000%, due 7/25/50(c)	86,839	14,754
Series 2021-5167 GI, 3.000%, due 11/25/51(c)	971,171	166,798
Series 2022-5191 IO, 3.500%, due 9/25/50(c)	68,188	12,431

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2022-5205 KI, 3.000%, due 12/25/48(c)	$60,870	$6,526
Series 2023-5326 QO, 0.000%, due 9/25/50(d)(e)	431,640	279,301
Series 2023-5328 JY, 0.250%, due 9/25/50	426,739	286,557
Series 2023-5351 DO, 0.000%, due 9/25/53(d)(e)	110,272	91,139
Series 2024-5471 SK, 1.000%, (1 Month SOFR + 5.35%), due 8/25/54(b)(c)	2,839,868	117,806
Series 2024-5472 SB, 1.000%, (1 Month SOFR + 5.35%), due 11/25/54(b)(c)	3,710,642	170,905
Series 2025-5527 FA, 5.350%, (1 Month SOFR + 1.00%), due 4/25/55(b)	575,635	572,987
Freddie Mac STACR REMIC Trust
Series 2021-DNA1 B1, 7.000%, (1 Month SOFR + 2.65%), due 1/25/51(b)	580,000	607,914
Series 2021-DNA5 M2, 6.000%, (1 Month SOFR + 1.65%), due 1/25/34(b)	159,042	159,639
Series 2021-DNA6 B2, 11.850%, (1 Month SOFR + 7.50%), due 10/25/41(b)	145,000	154,000
Series 2021-DNA7 B2, 12.150%, (1 Month SOFR + 7.80%), due 11/25/41(b)	570,000	609,364
Series 2021-HQA3 B2, 10.600%, (1 Month SOFR + 6.25%), due 9/25/41(b)	1,070,000	1,115,209
Series 2021-HQA4 B2, 11.350%, (1 Month SOFR + 7.00%), due 12/25/41(b)	713,000	754,601
Series 2021-HQA4 M2, 6.700%, (1 Month SOFR + 2.35%), due 12/25/41(b)	120,000	121,752
Series 2022-HQA1 M2, 9.600%, (1 Month SOFR + 5.25%), due 3/25/42(b)	225,000	238,896
Series 2022-HQA3 M2, 9.700%, (1 Month SOFR + 5.35%), due 8/25/42(b)	705,000	758,358
Series 2024-HQA1 M2, 6.350%, (1 Month SOFR + 2.00%), due 3/25/44(b)	385,000	389,811
Freddie Mac STACR Securitized Participation Interests Trust
Series 2018-SPI3 B, 4.157%, due 8/25/48(a)(b)	697,534	537,670
Freddie Mac STACR Trust
Series 2019-FTR1 B2, 12.814%, (1 Month SOFR + 8.46%), due 1/25/48(b)	385,000	456,446
Series 2019-FTR3 B2, 9.220%, (1 Month SOFR + 4.91%), due 9/25/47(b)	500,000	542,179
Freddie Mac Strips
Series 2006-240, 0.000%, due 7/15/36(d)(e)	34,005	29,992
Series 2007-246, 0.000%, due 5/15/37(d)(e)	49,429	40,841
Series 2012-272, 0.000%, due 8/15/42(d)(e)	151,072	115,323
Series 2013-311 S1, 1.496%, (1 Month SOFR + 5.84%), due 8/15/43(b)(c)	1,213,557	121,940
Series 2023-397 C61, 5.500%, due 1/25/53(c)	617,522	138,694
Series 2023-402, 0.000%, due 9/25/53(d)(e)	93,059	76,155
Ginnie Mae II Pool
Series 2021-MA7706, 3.000%, due 11/20/51	858,075	750,266
Series 2024-787246, 3.000%, due 9/20/53	1,280,911	1,091,200
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Ginnie Mae Strip
Series 2004-1 1, 0.000%, due 7/20/34(d)(e)	$16,657	$14,331
Government National Mortgage Association
Series 2016-93 AI, 4.500%, due 7/20/44(c)	607,011	146,091
Series 2019-128 KF, 3.500%, (1 Month CME SOFR + 0.76%), due 10/20/49(b)	27,121	24,041
Series 2019-128 YF, 3.500%, (1 Month CME SOFR + 0.76%), due 10/20/49(b)	27,851	24,739
Series 2019-92 GF, 3.500%, (1 Month CME SOFR + 0.80%), due 7/20/49(b)	26,872	23,847
Series 2019-97 FG, 3.500%, (1 Month CME SOFR + 0.80%), due 8/20/49(b)	613,532	544,210
Series 2020-1 YS, (1 Month CME SOFR + 2.72%), due 1/20/50(b)(c)	120,241	1,293
Series 2020-129 SB, (1 Month CME SOFR + 3.09%), due 9/20/50(b)(c)	161,085	2,281
Series 2020-146 SA, 1.835%, (1 Month CME SOFR + 6.19%), due 10/20/50(b)(c)	132,277	18,388
Series 2020-149 IQ, 2.500%, due 10/20/50(c)	138,488	20,114
Series 2020-166 CA, 1.000%, due 11/20/50	323,762	235,323
Series 2020-166 IC, 2.000%, due 11/20/50(c)	63,483	7,878
Series 2020-167 SN, 1.835%, (1 Month CME SOFR + 6.19%), due 11/20/50(b)(c)	452,006	63,476
Series 2020-168 IA, 0.980%, due 12/16/62(a)(b)(c)	2,077,789	147,851
Series 2020-177 IO, 0.820%, due 6/16/62(a)(b)(c)	237,920	14,050
Series 2020-183 HT, 1.422%, (1 Month SOFR + 5.77%), due 12/20/50(b)(c)	120,469	14,747
Series 2020-188 GI, 2.000%, due 12/20/50(c)	1,024,219	121,818
Series 2020-188 IO, 2.000%, due 12/20/50(c)	89,961	10,247
Series 2020-189 NS, 1.835%, (1 Month CME SOFR + 6.19%), due 12/20/50(b)(c)	125,652	17,669
Series 2020-189 SU, 1.835%, (1 Month CME SOFR + 6.19%), due 12/20/50(b)(c)	375,738	52,686
Series 2020-34 SC, 1.585%, (1 Month CME SOFR + 5.94%), due 3/20/50(b)(c)	80,552	9,885
Series 2020-5 FA, 3.500%, (1 Month CME SOFR + 0.81%), due 1/20/50(b)	395,914	350,930
Series 2020-96 CS, 1.635%, (1 Month CME SOFR + 5.99%), due 8/20/49(b)(c)	230,669	27,446
Series 2021-1 IT, 3.000%, due 1/20/51(c)	857,670	143,550
Series 2021-1 PI, 2.500%, due 12/20/50(c)	68,264	10,366
Series 2021-122 HS, 1.835%, (1 Month CME SOFR + 6.19%), due 7/20/51(b)(c)	1,011,129	135,965
Series 2021-140 GF, 2.500%, (1 Month CME SOFR + 0.76%), due 8/20/51(b)	449,021	364,293
Series 2021-16 AS, (1 Month CME SOFR + 2.64%), due 1/20/51(b)(c)	2,143,142	18,538
Series 2021-177 IM, 3.000%, due 10/20/51(c)	99,519	16,698
Series 2021-177 SB, (1 Month SOFR + 3.20%), due 10/20/51(b)(c)	4,783,644	68,629

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

July 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2021-179 SA, 1.835%, (1 Month CME SOFR + 6.19%), due 11/20/50(b)(c)	$1,037,046	$143,718
Series 2021-188 IO, 2.500%, due 10/20/51(c)	1,202,474	201,631
Series 2021-205 GA, 2.000%, due 11/20/51	135,628	110,714
Series 2021-226 SA, (1 Month SOFR + 1.70%),due 12/20/51(b)(c)	19,076,481	57,624
Series 2021-29 AS, (1 Month SOFR + 2.70%), due 2/20/51(b)(c)	244,175	2,247
Series 2021-30 HI, 2.000%, due 2/20/51(c)	193,241	21,550
Series 2021-44 IQ, 3.000%, due 3/20/51(c)	626,723	103,203
Series 2021-47 IO, 0.992%, due 3/16/61(a)(b)(c)	360,794	23,989
Series 2021-50 KI, 2.500%, due 1/20/48(c)	175,988	19,600
Series 2021-56 FE, 2.500%, (1 Month SOFR + 0.20%), due 10/20/50(b)(c)	125,257	18,086
Series 2021-57 SA, 1.835%, (1 Month CME SOFR + 6.19%), due 3/20/51(b)(c)	1,695,395	213,337
Series 2021-57 SD, 1.835%, (1 Month CME SOFR + 6.19%), due 3/20/51(b)(c)	2,399,734	310,620
Series 2021-67 PI, 3.000%, due 4/20/51(c)	83,183	14,252
Series 2021-96 FG, 3.500%, (1 Month SOFR + 0.30%), due 6/20/51(b)	384,541	340,766
Series 2021-96 GP, 1.000%, due 6/20/51	362,132	275,140
Series 2021-96 JS, 1.885%, (1 Month CME SOFR + 6.24%), due 6/20/51(b)(c)	1,127,599	156,580
Series 2021-96 NS, 1.835%, (1 Month CME SOFR + 6.19%), due 6/20/51(b)(c)	128,077	16,947
Series 2021-96 SN, 1.835%, (1 Month CME SOFR + 6.19%), due 6/20/51(b)(c)	157,586	18,989
Series 2021-97 SM, 1.835%, (1 Month CME SOFR + 6.19%), due 6/20/51(b)(c)	111,062	16,102
Series 2021-98 IN, 3.000%, due 6/20/51(c)	78,553	13,744
Series 2022-1 CF, 2.500%, (1 Month SOFR + 0.80%), due 1/20/52(b)	240,696	197,413
Series 2022-10 IC, 2.000%, due 11/20/51(c)	1,083,161	129,590
Series 2022-101 SB, (1 Month SOFR + 3.30%), due 6/20/52(b)(c)	1,101,559	13,571
Series 2022-107 SA, (1 Month SOFR + 3.47%), due 6/20/52(b)(c)	5,558,415	73,699
Series 2022-113 Z, 2.000%, due 9/16/61	42,542	20,075
Series 2022-182 IO, 3.000%, due 10/20/45(c)	315,167	43,541
Series 2022-185 DI, 1.022%, due 10/16/65(a)(b)(c)	877,707	61,582
Series 2022-190 HS, 1.585%, (1 Month CME SOFR + 5.94%), due 2/20/50(b)(c)	319,514	33,950
Series 2022-207 IO, 3.000%, due 8/20/51(c)	77,256	12,578
Series 2022-78 S, (1 Month SOFR + 3.70%), due 4/20/52(b)(c)	135,618	1,941
Series 2022-87 SA, (1 Month SOFR + 3.30%), due 5/20/52(b)(c)	2,194,388	27,035
Series 2023-1 HD, 3.500%, due 1/20/52	177,723	159,854
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)

Mortgage Securities (continued)
Series 2023-159 CI, 0.953%, due 7/16/65(a)(b)(c)	$1,911,908	$137,567
Series 2023-172 IO, 1.382%, due 2/16/66(a)(b)(c)	2,256,059	209,122
Series 2023-194 CI, 0.817%, due 10/16/65(a)(b)(c)	1,500,704	95,523
Series 2023-26 L, 3.800%, due 4/16/65(a)(b)	180,000	131,520
Series 2023-37 IB, 2.500%, due 10/20/50(c)	646,109	95,086
Series 2023-53, 0.000%, due 4/20/53(d)(e)	265,292	208,974
Series 2023-59 YC, 7.130%, due 9/20/51(a)(b)	65,107	71,270
Series 2023-60 ES, 2.504%, (1 Month SOFR + 11.20%), due 4/20/53(b)	58,750	51,947
Series 2023-63 MA, 3.500%, due 5/20/50	176,310	160,543
Series 2023-66 OQ, 0.000%, due 7/20/52(d)(e)	158,281	122,023
Series 2023-80 SA, 0.902%, (1 Month SOFR + 5.25%), due 6/20/53(b)(c)	2,157,568	76,789
Series 2023-86 SE, 2.302%, (1 Month SOFR + 6.65%), due 9/20/50(b)(c)	721,420	106,210
Series 2024-29 B, 2.500%, due 8/16/64(a)(b)	265,000	192,215
Series 2024-48 JI, 3.000%, due 7/20/51(c)	806,309	134,565
Series 2024-51 SX, 0.852%, (1 Month SOFR + 5.20%), due 3/20/54(b)(c)	3,840,703	150,083
Series 2025-112 IO, 0.564%, due 3/16/66(a)(b)(c)	2,332,314	117,934
Seasoned Credit Risk Transfer Trust Series
Series 2025-1 MTU, 3.250%, due 11/25/64	1,446,967	1,241,800
Seasoned Loans Structured Transaction Series
Series 2018-1 A1, 3.500%, due 6/25/28	47,134	45,639
		70,849,208
Total U.S. Government & Federal Agencies

(Cost $71,010,399)		70,849,208

	Shares	Value
Collateralized Loan Obligations — 4.0%

AGL CLO 17 Ltd., (Cayman Islands), Class Series 2022-17A BR, 5.73%(b)	400,000	400,157
AGL CLO 32 Ltd., (Cayman Islands), Class Series 2024-32A A1, 5.71%(b)	250,000	250,653
AGL CLO 35 Ltd., (Cayman Islands), Class Series 2024-35A A2, 5.88%(b)	250,000	250,572
AIMCO CLO Series, (Cayman Islands), Class Series 2018-AA B1R, 5.97%(b)	300,000	300,791
Apidos CLO LI Ltd., (Jersey), Class Series 2024-51A B, 5.88%(b)	250,000	250,202
Apidos CLO XVIII-R, Class Series 2018-18A BR2, 6.03%(b)	380,000	381,759
Ares Direct Lending CLO 3 LLC, Class Series 2024-3A A2, 6.08%(b)	250,000	250,143

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

July 31, 2025 (unaudited)

	Shares	Value
Collateralized Loan Obligations (continued)

Bain Capital Credit CLO Ltd., (Cayman Islands), Class Series 2021-6A DR, 7.28%(b)	250,000	$249,358
BCC Middle Market CLO 2025-1 LLC, Class Series 2025-1A A1, 5.73%(b)	275,000	275,619
Blackrock Rainier CLO VI Ltd., (Cayman Islands), Class Series 2021-6A A1R, 5.88%(b)	250,000	250,042
BXDL Static CLO, Class Series 2025-1A A1, 5.62%(b)	298,000	298,032
Fortress Credit Opportunities XXI CLO LLC, Class Series 2023-21A A1TR, 5.90%(b)	300,000	300,590
Golub Capital Partners CLO 49M Ltd., (Cayman Islands), Class Series 2020-49A A2R2, 6.00%(b)	400,000	400,043
Golub Capital Partners CLO 76 B Ltd., (Jersey), Class Series 2024-76A A1, 5.69%(b)	250,000	250,890
Golub Capital Partners CLO 78M, Class Series 2025-78A A1, 5.71%(b)	400,000	399,321
Great Lakes CLO Ltd., (Cayman Islands), Class Series 2019-1A ARR, 5.80%(b)	340,000	340,352
OCP CLO Ltd., (Cayman Islands), Class Series 2017-14A A1R, 5.70%(b)	250,000	250,498
Owl Rock CLO XX LLC, (Cayman Islands), Class Series 2024-20A C, 6.42%(b)	250,000	247,421
Signal Peak CLO 12 Ltd., (Jersey), Class Series 2022-12A A1R, 5.73%(b)	250,000	250,883
Silver Point SCF CLO IV Ltd., Class Series 2021-1A A2R, 6.27%(b)	250,000	251,667
Texas Debt Capital CLO Ltd., (Cayman Islands), Class Series 2024-2A B, 6.02%(b)	250,000	250,622

Total Collateralized Loan Obligations
(Cost $6,092,500)		6,099,615

Short-Term Investment — 1.6%

Money Market Fund — 1.6%
Dreyfus Treasury Obligations Cash Management Fund, 4.19%(f)
(Cost $2,483,284)	2,483,284	2,483,284

Total Investments — 100.4% (Cost $154,149,161)		154,558,202
Other Assets and Liabilities, Net — (0.4)%		(606,611)
Net Assets — 100.0%		$153,951,591

(a)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2025.
(c)	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
(d)	A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.
(e)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(f)	Reflects the 7-day yield at July 31, 2025.

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate
REMIC	- Real Estate Mortgage Investment Conduit

Schedule of Investments ─ NYLI MacKay Securitized Income ETF (continued)

July 31, 2025 (unaudited)

Open futures contracts outstanding at July 31, 2025:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at July 31, 2025	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	September 2025	246	$27,147,157	$27,321,375	$174,218
U.S. 10 Year Ultra Note	Citigroup Global Markets Inc.	September 2025	(14)	(1,576,561)	(1,583,094)	(6,533)
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	September 2025	43	4,646,023	4,651,391	5,368
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	September 2025	(9)	(1,002,143)	(1,027,687)	(25,545)
						$147,508

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $470,150 at July 31, 2025.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Collateralized Loan Obligations	$—	$6,099,615	$—	$6,099,615
Collateralized Mortgage Obligations	—	27,284,229	—	27,284,229
Commercial Asset-Backed Securities	—	21,658,207	—	21,658,207
Commercial Mortgage-Backed Securities	—	26,183,659	—	26,183,659
U.S. Government & Federal Agencies	—	70,849,208	—	70,849,208
Short-Term Investment:
Money Market Fund	2,483,284	—	—	2,483,284
Total Investments in Securities	2,483,284	152,074,918	—	154,558,202
Other Financial Instruments:(h)
Futures Contracts	179,586	—	—	179,586
Total Investments in Securities and Other Financial Instruments	$2,662,870	$152,074,918	$—	$154,737,788
Liability Valuation Inputs
Other Financial Instruments:(h)
Futures Contracts	$(32,078)	$—	$—	$(32,078)

(g)	For a complete listing of investments and their industries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.